Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2019
Appreciation of currency real japanese yen [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.20%
Appreciation of currency japanese yen [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.40%
Depreciation of currency euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.40%
Appreciation Of Currency Pound Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.12%
Appreciation of currency Real /Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.90%
Appreciation of currency Real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.10%